Provisions and other non-current liabilities (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Environmental provision [roll forward]
Environmental liabilities provision at beginning of period	$ 616	$ 809	$ 714
Cash payments	(6)	(169)	(10)
Releases	(18)	(105)	(27)
Additions	6	105	82
Currency translation effects	(10)	(24)	50
Environmental liabilities provision at end of period	588	616	809
Less current provision	(53)	(49)	(167)
Non-current environmental remediation provisions at end of period	$ 535	$ 567	$ 642